PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Land	$ 43	$ 43
Software capitalized for internal use	171	155
Buildings	620	617
Machinery and equipment	1,349	1,256
Property, plant and equipment, gross	2,183	2,071
Less accumulated depreciation and amortization	(1,283)	(1,167)
Property, plant and equipment	900	904
Depreciation and amortization expense related to property, plant and equipment	$ 143	$ 147